Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 36,711,000	$ 25,739,000
Trade receivables	936,000	859,000
Inventories	2,014,000	1,948,000
Prepayments and other current assets	10,000	5,000
Total current assets	39,671,000	28,551,000
Property, plant and equipment, net	27,375,000	20,397,000
Deposits paid for acquisition of property, plant and equipment		6,860,000
Right-of-use assets	186,000	142,000
Deferred tax assets	488,000	293,000
Total non-current assets	28,049,000	27,692,000
Total assets	67,720,000	56,243,000
Current liabilities:
Bank overdraft	2,545,000	2,565,000
Short-term bank borrowings	141,000
Accruals and other payables	529,000	105,000
Amounts due to related parties	1,122,000	519,000
Lease liabilities, current portion	16,000	11,000
Income tax payable	125,000	191,000
Total current liabilities	4,478,000	3,391,000
Lease liabilities, non-current portion	200,000	159,000
Total non-current liabilities	200,000	159,000
Total liabilities	4,678,000	3,550,000
Shareholders’ equity
Ordinary shares (HK$0.008 par value, 38,000,000 shares authorized, 12,000,000 shares issued and outstanding as of December 31, 2022 and US$0.0008 par value, 125,000,000 shares authorized, 20,000,000 shares issued and outstanding as of December 31, 2023)	16,000	10,000
Receivables from shareholders	(3,210,000)	(10,000)
Share premium	4,861,000	1,667,000
Retained profits	62,619,000	51,118,000
Accumulated other comprehensive income (loss)	(3,783,000)	(2,631,000)
Other reserves	2,539,000	2,539,000
Total shareholders’ equity	63,042,000	52,693,000
Total liabilities and shareholders’ equity	67,720,000	56,243,000
Related Party
Current liabilities:
Amounts due to related parties	$ 1,122,000	$ 519,000